Description of Organization, Business Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
CIK0001812667 CC Neuberger Principal Holdings II
Description of Organization, Business Operations and Basis of Presentation

Note 1 — Description of Organization, Business Operations and Basis of Presentation

CC Neuberger Principal Holdings II (the “Company”) is a blank check company incorporated in the Cayman Islands on May 12, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company may pursue a Business Combination in any industry or sector.

At March 31, 2022, the Company had not yet commenced operations. All activity for the period from May 12, 2020 (inception) through March 31, 2022 relates to the Company’s formation and its initial public offering (“Initial Public Offering”), and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company has selected December 31 as its fiscal year end. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non–operating income in the form of interest income on cash and investments from the proceeds derived from the Initial Public Offering.

The Company’s sponsor is CC Neuberger Principal Holdings II Sponsor LLC, a Delaware limited liability company (“Sponsor”). The registration statement for the Initial Public Offering became effective on July 30, 2020. On August 4, 2020, the Company consummated the Initial Public Offering of 82,800,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units, the “Public Shares”), including the issuance of 10,800,000 Units as a result of the underwriters’ exercise of their over–allotment option, at $10.00 per Unit, generating gross proceeds of $828.0 million, and incurring offering costs of approximately $46.3 million, inclusive of approximately $29.0 million in deferred underwriting commissions (Note 6).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 18,560,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, in a private placement to the Company’s Sponsor, generating gross proceeds to the Company of approximately $18.6 million (Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, $828.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants were placed in a trust account (“Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust). However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act.

The Company will provide its holders of its Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination. The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by applicable law or stock exchange listing requirement, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to the Initial Public Offering (the “Initial Shareholders”) have agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. In addition, the Company has agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.

Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor, executive officers, and directors will have agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or August 4, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and net of taxes paid or payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. The Company’s Amended and Restated Memorandum and Articles of Association provides that, if the Company winds up for any other reason prior to the consummation of the initial Business Combination, the Company will follow the foregoing procedures with respect to the liquidation of the Trust Account as promptly as reasonably possible but not more than 10 business days thereafter, subject to applicable Cayman Islands law.

In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and net of taxes paid or payable).

The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per Public Share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On December 9, 2021 (the “Effective Date”), the Company, Vector Holding, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“New CCNB”), Vector Domestication Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of New CCNB (“Domestication Merger Sub”), Vector Merger Sub 1, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“G Merger Sub 1”), Vector Merger Sub 2, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“G Merger Sub 2”, and together with the Company, New CCNB, Domestication Merger Sub and G Merger Sub 1, each a “CCNB Party” and, collectively, the “CCNB Parties”), Griffey Global Holdings, Inc., a Delaware corporation (“Griffey Global”), and solely for limited purposes expressly set forth therein, Griffey Investors, L.P., a Delaware limited liability company, (the “Partnership”), entered into a definitive business combination agreement (the “Business Combination Agreement”).

The Business Combination Agreement and the transactions contemplated thereby (the “Business Combination”) were approved by the board of directors of each of the Company and Griffey Global.

The Business Combination Agreement provides for the Business Combination, which includes, among other things, the consummation of the following transactions: (a) on the business day prior to the closing date, New CCNB will convert from a Delaware limited liability company to a Delaware corporation (the “Statutory Conversion”) with a certificate of incorporation which provides for two classes of common stock in a manner consistent with the articles of incorporation of the Company prior to the Statutory Conversion (the “New CCNB Pre-Closing Certificate of Incorporation”), (b) prior to the closing of the Business Combination (the “Closing”), on the closing date, the Company will merge with and into Domestication Merger Sub, with Domestication Merger Sub surviving (the “Domestication Merger”) as a direct subsidiary of New CCNB and New CCNB will continue as the public company with (i) each Class A ordinary share, par value $0.0001 (each, a “CCNB Class A Ordinary Share”), of the Company being converted into the right of the holder thereof to receive one share of Class A common stock, par value $0.0001 (each, a “New CCNB Pre-Closing Class A Share”), of New CCNB, (ii) each Class B ordinary share, par value $0.0001 of the Company being converted into the right of the holder thereof to receive one share of Class B common stock, par value $0.0001 of New CCNB and (iii) each warrant of the Company ceasing to represent a right to acquire the Company Class A Ordinary Shares and instead representing a right to acquire New CCNB Pre-Closing Class A Shares, (c) on the Closing Date, at the Closing and prior to the PIPE Financing (as defined below) and the consummation of the transactions contemplated by the Forward Purchase Agreement (as defined below) and the Backstop Agreement (as defined below), if applicable, New CCNB will amend and restate the New CCNB Pre-Closing Certificate of Incorporation in the form of the New CCNB Certificate of Incorporation to provide for, among other things, Class A common stock, par value $0.0001 per share (the “New CCNB Class A Common Shares”), and Class B common stock, par value $0.0001 per share (the “New CCNB Class B Common Shares”), which New CCNB Class B Common Shares will be subject to stock price based vesting; (d) on the closing date, at the Closing and contingent upon the filing of the New CCNB Certificate of Incorporation, the transactions contemplated by the Sponsor Side Letter will be consummated, including the conversion of the New CCNB Pre-Closing Class B Common Shares into New CCNB Class A Common Shares and New CCNB Class B Common Shares; (e) on the closing date, at the Closing and prior to the Getty Mergers (as defined below), New CCNB will consummate the PIPE Financing (as defined below) and the transactions contemplated by the Forward Purchase Agreement (as defined below) and the Backstop Agreement (as defined below), if applicable, and (f) on the closing date at the Closing, (i) G Merger Sub 1 will merge with and into Griffey Global (the “First Getty Merger”), with Griffey Global surviving as a subsidiary of Domestication Merger Sub and an indirect subsidiary of New CCNB, and (ii) Griffey Global will merge with and into G Merger Sub 2 (the “Second Getty Merger” and together with the First Getty Merger, the “Getty Mergers”), with G Merger Sub 2 surviving as a direct subsidiary of Domestication Merger Sub and an indirect subsidiary of New CCNB (the “Final Surviving Company”). In connection with the Closing, New CCNB will change its name to “Getty Images Holdings, Inc.”, which will continue as the public company following the consummation of the Business Combination.

Consideration

Under the terms of the Business Combination Agreement, the aggregate consideration to be paid in the Business Combination is derived from an aggregate transaction equity value of approximately $2.9 billion, apportioned between cash and New CCNB Class A Common Shares, as more specifically set forth therein (and which account for the value of Griffey Globals’s vested options). In addition to the consideration to be paid at Closing, New CCNB will issue to equityholders of Griffey Global an aggregate of up to 65,000,000 New CCNB Class A Common Shares, issuable upon and subject to the occurrence of the applicable vesting events, as more specifically set forth therein. Each option to purchase shares of Griffey Global (whether vested or unvested) will be converted into a comparable option to purchase New CCNB Class A Common Shares, pursuant to a market-based equity incentive plan prepared by CCNB and Griffey Global prior to the closing date.

In connection with the signing of the Business Combination Agreement, the Company and New CCNB entered into subscription agreements (the “Subscription Agreements”) with the Sponsor and Getty Investments, L.L.C, current equityholders of the Company or Griffey Global, respectively (collectively, the “PIPE Investors”).

Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company and New CCNB agreed to issue and sell to such investors, on the closing date, an aggregate of 15,000,000 New CCNB Class A Common Shares for a purchase price of $10.00 per share, for aggregate gross proceeds of $150,000,000 (the “PIPE Financing”).

The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that New CCNB will grant the PIPE Investors in the PIPE Financing certain customary registration rights.

Forward Purchase Agreement and Backstop Agreement

In connection with the signing of the Business Combination Agreement, New CCNB, the Company, and NBOKS entered into a side letter to (a) that certain Forward Purchase Agreement (the “Forward Purchase Agreement”), pursuant to which, among other things, NBOKS confirmed the allocation to the Company of $200,000,000 under the Forward Purchase Agreement and its agreement to, at Closing, subscribe for 20,000,000 New CCNB Class A Common Shares, and 3,750,000 Forward Purchase Warrants (as defined therein) and (b) certain Backstop Facility Agreement (the “Backstop Agreement”) whereby NBOKS agreed to, subject to the availability of capital it has committed to all special purpose acquisition companies sponsored by CC Capital Partners, LLC and NBOKS on a first come first serve basis and the other terms and conditions included therein, at Closing, subscribe for New CCNB Class A Common Shares to fund redemptions by shareholders of the Company in connection with the Business Combination in an amount of up to $300,000,000 (clauses “(a)” and “(b),” collectively, the “NBOKS Side Letter”), which NBOKS Side Letter provides for the assignment of the Company’s obligations under the Forward Purchase Agreement and the Backstop Agreement to New CCNB to facilitate the Business Combination.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. Operating results for the three months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022. The condensed consolidated financial statements of the Company include the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Annual Report on Form 10-K filed by the Company with the SEC on March 1, 2022.

Risk and Uncertainties

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 outbreak”). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve. The impact of the COVID-19 outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected. Additionally, the Company’s ability to complete an Initial Business Combination may be materially adversely affected due to significant governmental measures being implemented to contain the COVID-19 outbreak or treat its impact, including travel restrictions, the shutdown of businesses and quarantines, among others, which may limit the Company’s ability to have meetings with potential investors or affect the ability of a potential target company’s personnel, vendors and service providers to negotiate and consummate an Initial Business Combination in a timely manner. The Company’s ability to consummate an Initial Business Combination may also be dependent on the ability to raise additional equity and debt financing, which may be impacted by the COVID-19 outbreak and the resulting market downturn.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

Going Concern

As of March 31, 2022, the Company had approximately $220,000 in its operating bank account and negative working capital of approximately $202,000.

Prior to the completion of the Initial Public Offering, the Company’s liquidity needs had been satisfied through the payment of $25,000 from the Sponsor to cover for certain expenses on behalf of the Company in exchange for the issuance of the Founder Shares, and a loan of approximately $267,000 pursuant to the Note issued to the Sponsor (Note 5). Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied with the proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note on September 10, 2020. In addition, in order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor may, but is not obligated to, provide the Company Working Capital Loans (see Note 5). On January 7, 2022, the Company issued an unsecured promissory note in the principal amount of $800,000 to the Sponsor as a Working Capital Loan (see Note 5).

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” management has determined that if the Company is unable to complete a Business Combination by August 4, 2022, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution as well as the Company’s working capital deficit raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after August 4, 2022. The Company intends to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by August 4, 2022.

Note 1 — Description of Organization, Business Operations and Basis of Presentation

CC Neuberger Principal Holdings II (the “Company”) is a newly incorporated blank check company incorporated in the Cayman Islands on May 12, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company has not yet selected (“Business Combination”). The Company may pursue a Business Combination in any industry or sector.

At December 31, 2021, the Company had not yet commenced operations. All activity for the period from May 12, 2020 (inception) through December 31, 2021 relates to the Company’s formation and its initial public offering (“Initial Public Offering”), and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company has selected December 31 as its fiscal year end. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and investments from the proceeds derived from the Initial Public Offering.

The Company’s sponsor is CC Neuberger Principal Holdings II Sponsor LLC, a Delaware limited liability company (“Sponsor”). The registration statement for the Initial Public Offering became effective on July 30, 2020. On August 4, 2020, the Company consummated the Initial Public Offering of 82,800,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units, the “Public Shares”), including the issuance of 10,800,000 Units as a result of the underwriters’ exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of $828.0 million, and incurring offering costs of approximately $46.3 million, inclusive of approximately $29.0 million in deferred underwriting commissions (Note 6).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 18,560,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, in a private placement to the Company’s Sponsor, generating gross proceeds to the Company of approximately $18.6 million (Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, $828.0 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants were placed in a trust account (“Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust). However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act.

The Company will provide its holders of its Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination. The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the amended and restated memorandum and articles of association (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”), and file tender offer documents with the SEC prior to completing a Business Combination. If, however, a shareholder approval of the transactions is required by applicable law or stock exchange listing requirement, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the holders of the Founder Shares prior to the Initial Public Offering (the “Initial Shareholders”) have agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination. In addition, the Company has agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor.

Notwithstanding the foregoing, the Company’s Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor, executive officers, and directors will have agreed not to propose an amendment to the Company’s Amended and Restated Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or August 4, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and net of taxes paid or payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law. The Company’s Amended and Restated Memorandum and Articles of Association provides that, if the Company winds up for any other reason prior to the consummation of the initial Business Combination, the Company will follow the foregoing procedures with respect to the liquidation of the Trust Account as promptly as reasonably possible but not more than 10 business days thereafter, subject to applicable Cayman Islands law.

In connection with the redemption of 100% of the Company’s outstanding Public Shares for a portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and net of taxes paid or payable).

The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per Public Share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On December 9, 2021 (the “Effective Date”), the Company, Vector Holding, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“New CCNB”), Vector Domestication Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of New CCNB (“Domestication Merger Sub”), Vector Merger Sub 1, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“G Merger Sub 1”), Vector Merger Sub 2, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“G Merger Sub 2”, and together with the Company, New CCNB, Domestication Merger Sub and G Merger Sub 1, each a “CCNB Party” and, collectively, the “CCNB Parties”), Griffey Global Holdings, Inc., a Delaware corporation (“Griffey Global”), and solely for limited purposes expressly set forth therein, Griffey Investors, L.P., a Delaware limited liability company, (the “Partnership”), entered into a definitive business combination agreement (the “Business Combination Agreement”).

The Business Combination Agreement and the transactions contemplated thereby (the “Business Combination”) were approved by the board of directors of each of the Company and Griffey Global.

The Business Combination Agreement provides for the Business Combination, which includes, among other things, the consummation of the following transactions: (a) on the business day prior to the closing date, New CCNB will convert from a Delaware limited liability company to a Delaware corporation (the “Statutory Conversion”) with a certificate of incorporation which provides for two classes of common stock in a manner consistent with the articles of incorporation of the Company prior to the Statutory Conversion (the “New CCNB Pre-Closing Certificate of Incorporation”), (b) prior to the closing of the Business Combination (the “Closing”), on the closing date, the Company will merge with and into Domestication Merger Sub, with Domestication Merger Sub surviving (the “Domestication Merger”) as a direct subsidiary of New CCNB and New CCNB will continue as the public company with (i) each Class A ordinary share, par value $0.0001 (each, a “CCNB Class A Ordinary Share”), of the Company being converted into the right of the holder thereof to receive one share of Class A common stock, par value $0.0001 (each, a “New CCNB Pre-Closing Class A Share”), of New CCNB, (ii) each Class B ordinary share, par value $0.0001 of the Company being converted into the right of the holder thereof to receive one share of Class B common stock, par value $0.0001 of New CCNB and (iii) each warrant of the Company ceasing to represent a right to acquire the Company Class A Ordinary Shares and instead representing a right to acquire New CCNB Pre-Closing Class A Shares, (c) on the Closing Date, at the Closing and prior to the PIPE Financing (as defined below) and the consummation of the transactions contemplated by the Forward Purchase Agreement (as defined below) and the Backstop Agreement (as defined below), if applicable, New CCNB will amend and restate the New CCNB Pre-Closing Certificate of Incorporation in the form of the New CCNB Certificate of Incorporation to provide for, among other things, Class A common stock, par value $0.0001 per share (the “New CCNB Class A Common Shares”), and Class B common stock, par value $0.0001 per share (the “New CCNB Class B Common Shares”), which New CCNB Class B Common Shares will be subject to stock price based vesting; (d) on the closing date, at the Closing and contingent upon the filing of the New CCNB Certificate of Incorporation, the transactions contemplated by the Sponsor Side Letter will be consummated, including the conversion of the New CCNB Pre-Closing Class B Common Shares into New CCNB Class A Common Shares and New CCNB Class B Common Shares; (e) on the closing date, at the Closing and prior to the Getty Mergers (as defined below), New CCNB will consummate the PIPE Financing (as defined below) and the transactions contemplated by the Forward Purchase Agreement (as defined below) and the Backstop Agreement (as defined below), if applicable, and (f) on the closing date at the Closing, (i) G Merger Sub 1 will merge with and into Griffey Global (the “First Getty Merger”), with Griffey Global surviving as a subsidiary of Domestication Merger Sub and an indirect subsidiary of New CCNB, and (ii) Griffey Global will merge with and into G Merger Sub 2 (the “Second Getty Merger” and together with the First Getty Merger, the “Getty Mergers”), with G Merger Sub 2 surviving as a direct subsidiary of Domestication Merger Sub and an indirect subsidiary of New CCNB (the “Final Surviving Company”). In connection with the Closing, New CCNB will change its name to “Getty Images Holdings, Inc.”, which will continue as the public company following the consummation of the Business Combination.

Consideration

Under the terms of the Business Combination Agreement, the aggregate consideration to be paid in the Business Combination is derived from an aggregate transaction equity value of $2,912,000,000, apportioned between cash and New CCNB Class A Common Shares, as more specifically set forth therein (and which account for the value of Griffey Globals’s vested options). In addition to the consideration to be paid at Closing, New CCNB will issue to equityholders of Griffey Global an aggregate of up to 65,000,000 New CCNB Class A Common Shares, issuable upon and subject to the occurrence of the applicable vesting events, as more specifically set forth therein. Each option to purchase shares of Griffey Global (whether vested or unvested) will be converted into a comparable option to purchase New CCNB Class A Common Shares, pursuant to a market-based equity incentive plan prepared by CCNB and the Griffey Global prior to the closing date.

In connection with the signing of the Business Combination Agreement, the Company and New CCNB entered into subscription agreements (the “Subscription Agreements”) with the Sponsor and Getty Investments, L.L.C, current equityholders of the Company or Griffey Global, respectively (collectively, the “PIPE Investors”).

Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company and New CCNB agreed to issue and sell to such investors, on the closing date, an aggregate of 15,000,000 New CCNB Class A Common Shares for a purchase price of $10.00 per share, for aggregate gross proceeds of $150,000,000 (the “PIPE Financing”).

The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that New CCNB will grant the PIPE Investors in the PIPE Financing certain customary registration rights.

Forward Purchase Agreement and Backstop Agreement

In connection with the signing of the Business Combination Agreement, New CCNB, the Company, and NBOKS entered into a side letter to (a) that certain Forward Purchase Agreement (the “Forward Purchase Agreement”), pursuant to which, among other things, NBOKS confirmed the allocation to New CCNB of $200,000,000 under the Forward Purchase Agreement and its agreement to, at Closing, subscribe for 20,000,000 New CCNB Class A Common Shares, and 3,750,000 Forward Purchase Warrants (as defined therein) and (b) certain Backstop Facility Agreement (the “Backstop Agreement”) whereby NBOKS agreed to, subject to the availability of capital it has committed to all special purpose acquisition companies sponsored by CC Capital Partners, LLC and NBOKS on a first come first serve basis and the other terms and conditions included therein, at Closing, subscribe for New CCNB Class A Common Shares to fund redemptions by shareholders of the Company in connection with the Business Combination in an amount of up to $300,000,000 (clauses “(a)” and “(b),” collectively, the “NBOKS Side Letter”), which NBOKS Side Letter provides for the assignment of the Company’s obligations under the Forward Purchase Agreement and the Backstop Agreement to New CCNB to facilitate the Business Combination.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Risk and Uncertainties

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 outbreak”). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve. The impact of the COVID-19 outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected. Additionally, the Company’s ability to complete an Initial Business Combination may be materially adversely affected due to significant governmental measures being implemented to contain the COVID-19 outbreak or treat its impact, including travel restrictions, the shutdown of businesses and quarantines, among others, which may limit the Company’s ability to have meetings with potential investors or affect the ability of a potential target company’s personnel, vendors and service providers to negotiate and consummate an Initial Business Combination in a timely manner. The Company’s ability to consummate an Initial Business Combination may also be dependent on the ability to raise additional equity and debt financing, which may be impacted by the COVID-19 outbreak and the resulting market downturn.

Going Concern

As of December 31, 2021, the Company had approximately $290,000 in its operating bank account and working capital of approximately $134,000.

Prior to the completion of the Initial Public Offering, the Company’s liquidity needs had been satisfied through the payment of $25,000 from the Sponsor to cover for certain expenses on behalf of the Company in exchange for the issuance of the Founder Shares, and a loan of approximately $267,000 pursuant to the Note issued to the Sponsor (Note 5). Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied with the proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note on September 10, 2020. In addition, in order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor may, but is not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2021, there were no amounts outstanding under any Working Capital Loan (see Note 2). On January 7, 2022, the Company issued an unsecured promissory note in the principal amount of $800,000 to the Sponsor as a Working Capital Loan (see Note 11).

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” management has determined that if the Company is unable to complete a Business Combination by August 4, 2022, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution as well as the Company’s working capital deficit raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after August 4, 2022. The Company intends to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by August 4, 2022.